Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2023
Cost	16,569	1,218	17,787
Amortisation & translation differences	(913)	(1,128)	(2,041)
Net carrying amount	15,656	90	15,746

Acquisitions	—	60	60
Amortisation charges	(1,556)	(56)	(1,612)
Translation differences	—	—	—
Balance at December 31, 2023	14,100	94	14,194

At January 1, 2024
Cost	16,569	1,278	17,847
Amortisation & translation differences	(2,469)	(1,184)	(3,653)
Net carrying amount	14,100	94	14,194

Acquisitions	—	1,541	1,541
Acquisitions through business combinations (Note 26)	—	3,538	3,538
Amortisation charges	(1,556)	(1,325)	(2,881)
Translation differences	—	(205)	(205)
Balance at December 31, 2024	12,544	3,643	16,187

At December 31, 2024
Cost	16,569	6,357	22,926
Amortisation & translation differences	(4,025)	(2,714)	(6,739)
Net carrying amount	12,544	3,643	16,187

In connection with the acquisition of the remaining 50% in TI Asia and TI Africa in May, 2022, a part of the price paid is related to an intangible asset (customer contracts with NOC for the service part, i.e. recharge of opex, maintenance and crew). Management estimated the fair value of the intangible asset related to the service component of the NOC contract, resulting in a value of $16.6 million at May 31, 2022. This amount will be depreciated till the end of the contractual service, or until July 21, 2032 and September 21, 2032 respectively.

The other intangible assets are mainly related to internally capitalized development expenses and software assets.